REVENUE INFORMATION	12 Months Ended
Dec. 31, 2020
REVENUE INFORMATION
REVENUE INFORMATION

21. REVENUE INFORMATION

Revenues consist of the following:

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Electronic scooter sales	1,370,522,269	1,787,274,271	2,143,292,397
Accessory and spare parts sales	91,373,179	253,799,782	258,928,790
Service revenues	15,885,856	35,215,048	42,107,577
Revenues	1,477,781,304	2,076,289,101	2,444,328,764

The following summarizes the Group’s revenue from the following geographic areas (based on the location of customers):

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC	1,318,657,227	1,643,221,531	2,039,210,587
Europe	148,963,330	274,445,360	305,244,466
Others	10,160,747	158,622,210	99,873,711
Revenues	1,477,781,304	2,076,289,101	2,444,328,764